Operating leases right-of-use asset (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating leases right-of-use asset
13. Operating leases right-of-use assets:

The Company has entered into various non-cancellable operating lease agreements primarily for its manufacturing facilities and offices. The Company's leases have lease terms expiring between 2020 and 2029. Many leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. The average remaining lease term is approximately five years and the present value of the outstanding operating lease liability was determined applying a weighted average discount rate of 5.0% based on incremental borrowing rates applicable in each location.
The components of lease cost are as follows:

December 31, 2019
Operating lease cost:
Amortization of right-of-use assets	$3,513
Interest	973
Total lease cost	$4,486

The maturities of lease liabilities as of December 31, 2019 are as follows:

2020	$4,406
2021	3,765
2022	3,691
2023	2,691
2024	2,016
Thereafter	3,724
Total undiscounted cash flows	20,293
Less: imputed interest	(2,769)
Present value of operating lease liabilities	17,524
Less: current portion	(4,406)
Long term operating lease liabilities	$13,118